Offerings	Apr. 15, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	common stock, par value $0.001 per share, issuable upon exercise of the Pre-funded Warrants
Amount Registered | shares	2,857,142
Proposed Maximum Offering Price per Unit	1.05
Maximum Aggregate Offering Price	$ 2,999,999.10
Fee Rate	0.01381%
Amount of Registration Fee	$ 414.30
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum offering price.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	common stock, par value $0.001 per share, issuable upon exercise of the Common Warrants
Amount Registered | shares	3,571,428
Proposed Maximum Offering Price per Unit	0.92
Maximum Aggregate Offering Price	$ 3,285,713.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 453.76
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”).

Calculated pursuant to Rule 457(o) under the Securities Act based on an estimate of the proposed maximum offering price.